Merger and Reverse Recapitalization	3 Months Ended
Mar. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Merger and Reverse Recapitalization
Note 3. Merger and Reverse Recapitalization
As discussed above, the Merger was consummated on January 13, 2025, which, for accounting purposes, was treated as the equivalent of Legacy Blaize issuing stock for the net assets of BurTech, accompanied by a recapitalization (see Note 1). Under this method of accounting, BurTech was treated as the acquired company for financial accounting and reporting purposes under U.S. GAAP.
Upon the consummation of the Merger, each share of Legacy Blaize common stock issued and outstanding was canceled and converted into the right to receive approximately 0.78 shares (the “Exchange Ratio”) of common stock of BurTech.

Legacy Blaize Redeemable Convertible Preferred Stock, Convertible Promissory Notes and Warrants
Immediately prior to the closing of the Merger, all outstanding convertible notes, inclusive of accrued and unpaid interest, each of the issued and outstanding shares of redeemable convertible preferred stock, and all outstanding warrants, net exercised, were automatically converted into shares of common stock.
Upon the consummation of the Merger, (i) each outstanding stock option to purchase Legacy Blaize common stock was converted into a stock option of the Company, upon substantially the same terms and conditions as in effect with respect to the corresponding Legacy Blaize option, and the right to receive a number of earnout shares. Additionally, each Legacy Blaize RSU was converted into an RSU of the Company, upon substantially the same terms and conditions as in effect with respect to the corresponding Legacy Blaize RSU, and the right to receive a number of earnout shares.
Other Arrangements entered into at time of Merger or assumed upon the consummation of the Merger:
Public and Private Placement Warrants
Upon the consummation of the Merger, BurTech’s 28,750,000 public warrants and 898,250 private warrants, both outstanding immediately prior to the consummation of the Merger, became warrants of the Company.
PIPE Shares
From December 31, 2024 through January 13, 2025, BurTech and certain other subscribers (collectively, the “Subscribers”) entered into subscription agreements under which BurTech agreed to issue and sell to the Subscribers, immediately before the Closing Date, collectively, 1,529,500 shares of Class A Stock (the “PIPE Shares”) at a price per share equal to $10.00. Such shares that were outstanding immediately prior to the Merger became shares of common stock.
Shareholder Note Receivable
Upon the consummation of the Merger, BurTech LP issued a secured promissory note and pledge agreement (the “Shareholder Note”) to BurTech in the principal amount of $8,753,744 in exchange for 750,000 shares of common stock. The principal of the Shareholder Note will decrease when BurTech LP pays for transaction costs that the Company assumed from BurTech in the Merger. The Shareholder Note bears interest at 7.0%, compounding annually on December 31 of each year and is secured by 2,000,000 shares of the Company’s common stock owned by BurTech LP.
Non-Redemption
Agreements
On December 31, 2024 and through January 13, 2025, BurTech, BurTech LP and Legacy Blaize entered into
Non-Redemption
Agreements with several unaffiliated stockholders of BurTech (each, an “Investor”) who agreed not to redeem (or validly rescind any redemption requests on) their shares of common stock
(“Non-Redeemed
Shares”). These
Non-Redeemed
Shares were exchanged for shares of the Company’s common stock and are held in a separate escrow account. In exchange for the foregoing commitments not to redeem the
Non-Redeemed
Shares, the Company and BurTech LP agreed to guarantee that each Investor receives a return of $1.50 per
Non-Redeemed
Share above the initial $11.57 per share (for a total redemption value of $13.07 per
Non-Redeemed
Share) held in the related cash escrow account if the Investor sells the
Non-Redeemed
Shares in the open market. The funds in the related cash escrow account are sufficient to fulfill the Company’s redemption obligation under the
Non-Redemption
Agreement. Starting 90 days after the Closing Date through 180 days after the Closing Date, each Investor has the right to exercise a put option to receive $13.07 per
Non-Redeemed
Share. The Sponsor, and not the Company, is contractually obligated for the $1.50 per share above the $11.57 held in cash escrow as it relates to the put option. Accordingly, the Company did not recognize a non-redemption
liability as of the Closing Date or March 31, 2025.
The following table reconciles the elements of the Merger to the condensed consolidated statement of cash flows and the condensed consolidated statement of stockholders’ equity (deficit) for the three months ended March 31, 2025:

(Amounts in thousands)	Recapitalization
Cash - BurTech trust and cash, net of redemptions	$37,259
Less: Non-redemption escrow	(33,061)
Cash - PIPE	15,295
Less: transaction costs and advisory paid by BurTech	(3,619)

Net cash proceeds from Merger	15,874
Earnout share liabilities	(126,025)
Non-cash net liabilities assumed from BurTech	(16,013)

Total Merger and PIPE financing	$(126,164)

The number of shares of common stock outstanding immediately following the consummation of the Merger:

BurTech Class A common stock, outstanding prior to the Merger	10,816,995
Sponsor forfeiture	(2,000,000)
BurTech Class A common stock subject to redemption, outstanding prior to the Merger	4,104,543
Shareholder Note receivable	750,000
Redemption of BurTech Class A common stock	(937,844)
BurTech Class A Shares in non-redemption escrow	(2,854,242)

Class A common stock of BurTech	9,879,452
PIPE shares	1,529,500
BurTech Class B common stock, outstanding prior to the Merger	5

Merger and PIPE financing shares	11,408,957
Legacy Blaize shares	87,314,968
Issuance of common stock to advisors	94,949

Common Stock immediately after the Merger	98,818,874

The number of Legacy Blaize shares was determined as follows:

	Legacy Blaize Shares	Legacy Blaize Shares After Conversion
Common stock	17,518,791	13,663,527
Conversion of redeemable convertible preferred stock	44,506,781	34,712,525
Conversion of convertible notes	40,302,382	31,433,259
Net exercise of warrants	9,623,432	7,505,657

Common Stock immediately after the Merger	111,951,386	87,314,968

Earnout Arrangement with holders of Legacy Blaize Common Stock and outstanding equity awards
Legacy Blaize shareholders and outstanding equity award holders (including stock options and RSUs) are entitled to Earnout Shares in four tranches upon the occurrence of four separate Triggering Events (defined below) during the Earnout Period, which commences on January 13, 2025 and ends on January 13, 2030. The Triggering Events are driven by whether the Company’s closing share price on 20 trading days out of 30 consecutive trading days equals or exceeds defined per share thresholds in each tranche as follows:

•	If the Company’s common stock price is greater than or equal to $12.50 per share, 3,750,000 Earnout Shares will be issued; and

•	If the Company’s common stock price is greater than or equal to $15.00 per share, an additional 3,750,000 Earnout Shares will be issued; and

•	If the Company’s common stock price is greater than or equal to $17.50 per share, an additional 3,750,000 Earnout Shares will be issued; and

•	If the Company’s common stock price is greater than or equal to $20.00 per share, an additional 3,750,000 Earnout Shares will be issued
Company employees entitled to receive Earnout Shares with respect to Blaize options and RSUs, must provide service through the date the target is achieved and if an employee departs, the Earnout Shares are reallocated to the remaining pool of recipients who received the right to the Earnout Shares on the Closing Date.
The estimated fair value of the Earnout Shares subject to ASC 718 was $82.9 million, assuming the service conditions were met and assuming no forfeitures. The vested amounts of $3.5 million for the three months ended March 31, 2025 were recorded as stock-based compensation expense as it was probable the market condition would be met. There were 37,090 shares forfeited during the three months ended March 31, 2025, which have been reallocated to the remaining employees. The reallocated shares are considered a forfeiture of the original award and grant of a new award. The new awards have been remeasured upon grant and have an estimated fair value of $33 thousand. Each Triggering Event, as defined, is considered a market condition. The requisite service condition is the period of time it takes to achieve all four market conditions. As this is not explicitly stated in the earnout arrangement, the service period is implied from the expected period over which the shares are expected to achieve the market condition. Under this guidance, the award is measured at fair value at the grant (or issue) date using the Monte Carlo simulation model and expense is recognized over the derived service period of 5 years.
Additionally, Burkhan has the right to receive up to an aggregate amount of 2,600,000 shares of Blaize Class A Common Stock, 650,000 following the occurrence of each triggering event stated above (the “Burkhan Earnout Shares”). The fair value of the Burkhan Earnout Shares are also valued using the Monte Carlo simulation model.